SHARE-BASED COMPENSATION - Outstanding Number of PSUs and RSUs (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Outstanding PSU Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding at beginning of period (shares)	414,839	598,719	686,526
Granted (shares)	49,861	48,173	175,307
Forfeited (shares)	(19,775)	(1,461)	(32,832)
Vested (shares)	(292,753)	(230,592)	(230,282)
Number of other equity instruments outstanding at end of period (shares)	152,172	414,839	598,719
Outstanding RSU Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding at beginning of period (shares)	159,063	171,145	118,264
Granted (shares)	41,460	39,780	110,968
Forfeited (shares)	(13,048)	(1,460)	(18,000)
Vested (shares)	(63,814)	(50,402)	(40,087)
Number of other equity instruments outstanding at end of period (shares)	123,661	159,063	171,145